Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
GOODWILL AND OTHER INTANGIBLE ASSETS

8. GOODWILL AND OTHER INTANGIBLE ASSETS

The following table summarizes the changes in the carrying amount of goodwill, by segment for the years ended December 31, 2010, 2009 and 2008. There was no goodwill associated with our North America—Utilities segment during the years ended December 31, 2010, 2009 and 2008.

	Latin	Latin	North
	America -	America -	America -	Europe -	Asia -	Corporate
	Generation	Utilities	Generation	Generation	Generation	and Other	Total

Balance as of December 31, 2008
Goodwill	$926	$140	$121	$127	$78	$101	$1,493
Accumulated impairment losses	(24)	(7)	(20)	(19)	-	(2)	(72)
Net balance	902	133	101	108	78	99	1,421

Impairment losses	-	-	-	(118)	-	(4)	(122)
Goodwill associated with the
sale of a business	-	-	-	-	(2)	-	(2)
Foreign currency translation
and other	-	-	(10)	10	2	-	2

Balance as of December 31, 2009
Goodwill	926	140	111	137	78	101	1,493
Accumulated impairment losses	(24)	(7)	(20)	(137)	-	(6)	(194)
Net balance	902	133	91	-	78	95	1,299
Impairment losses	-	-	(18)	-	-	(3)	(21)
Foreign currency translation
and other	-	-	(10)	-	3	-	(7)

Balance as of December 31, 2010
Goodwill	926	140	101	137	81	101	1,486
Accumulated impairment losses	(24)	(7)	(38)	(137)	-	(9)	(215)
Net balance	$902	$133	$63	$-	$81	$92	$1,271

During the third quarter of 2010, Deepwater, our petcoke-fired merchant generation facility in Texas, reported in the North America Generation segment, incurred a goodwill impairment of $18 million. The Company determined that there was an impairment indicator for Deepwater's goodwill. This determination was based primarily on the fact that Deepwater did not operate for more than 30 days in the third quarter of 2010, incurred current operating and cash flow losses and, at that time, was forecasting operating and cash flow losses for the remainder of 2010 through 2014. This resulted from a decrease in future power price expectations and an increase in petcoke prices affecting the market. The Company performed the two-step goodwill impairment test of Deepwater's goodwill as of August 31, 2010 and recognized the entire $18 million carrying amount of goodwill as goodwill impairment.

In 2009, Kilroot, our subsidiary in the United Kingdom, reported in the Europe Generation segment, incurred a goodwill impairment loss of $118 million. Kilroot is a generation plant fired primarily by coal. Factors contributing to the impairment included: reduced profit expectations based on latest estimates of future commodity prices and reduced expectations on the recovery of cash flows on the existing plant following the Company's decision to forgo capital expenditures to meet emission allowance requirements taking effect in 2024. Additionally, one of our subsidiaries located in the Ukraine and reported within “Corporate and Other” incurred a goodwill impairment loss of $4 million. For the year ended December 31, 2008, the Company had no goodwill impairment.

The following tables summarize the balances comprising other intangible assets in the accompanying Consolidated Balance Sheets as of December 31, 2010 and 2009:

	December 31, 2010			December 31, 2009
	Gross	Accumulated	Net	Gross	Accumulated	Net
	Balance	Amortization	Balance	Balance	Amortization	Balance

	(in millions)			(in millions)
Subject to Amortization
Project development rights(1)	$141	$-	$141	$-	$-	$-
Sales concessions	162	(88)	74	167	(84)	83
Contractual payment rights(2)	65	(4)	61	-	-	-
Land use rights	50	(2)	48	48	(1)	47
Management rights	66	(30)	36	64	(27)	37
Emission allowances(3)	26	-	26	11	-	11
Other(4)	94	(33)	61	118	(28)	90
Subtotal	604	(157)	447	408	(140)	268
Indefinite-Lived Intangible Assets
Land use rights	51	-	51	50	-	50
Emission allowances(5)	8	-	8	15	-	15
Other	5	-	5	-	-	-
Subtotal	64	-	64	65	-	65

Total	$668	$(157)	$511	$473	$(140)	$333

  Represent development rights, including but not limited to, land control, various permits and right to acquire equity interests in development projects resulting from asset acquisitions by our Wind group.
  Represent legal rights to receive system reliability payments from the regulator.
  Acquired or purchased emission allowances are expensed when utilized and included in net income for the year.
  Consists of various intangible assets including PPAs and transmission rights, none of which is individually significant.
  Represent perpetual emission allowances without an expiration date.

The following table summarizes, by category, intangible assets acquired during the years ended December 31, 2010 and 2009:

	December 31, 2010
		Subject to
		Amortization/	Weighted Average	Amortization
	Amount	Indefinite-Lived	Amortization Period	Method

	(in millions)		(in years)
Project development rights	$141	Subject to amortization	Various	Straight line
Contractual payment rights	65	Subject to amortization	10	Straight line
Emission allowances	14	Subject to amortization	Various	As utilized
Land use rights	7	Indefinite-lived	N/A	N/A
Total	$227

	December 31, 2009
		Subject to
		Amortization/	Weighted Average	Amortization
	Amount	Indefinite-Lived	Amortization Period	Method

	(in millions)		(in years)
Emission allowances	$4	Subject to amortization	Various	As utilized
Land use rights	4	Indefinite-lived	N/A	N/A
Other	1	Subject to amortization	35	-
Total	$9

In 2009, the Company reclassified $42 million from other assets into intangible assets at a subsidiary in Latin America.

The following table summarizes the estimated amortization expense, broken down by intangible asset category, for 2011 through 2015:

	Estimated amortization expense
	2011	2012	2013	2014	2015

	(in millions)
Contractual payment rights	$9	$9	$9	$9	$9
Sales concessions	6	6	6	6	6
All other	7	6	4	3	3
Total	$22	$21	$19	$18	$18

Intangible asset amortization expense was $14 million, $17 million and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.